Equity - Changes in Other Components of Equity (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of reserves within equity [line items]
Beginning balance	¥ 8,286,023	¥ 8,565,790	¥ 8,234,095
Adjustment during the year	577,179	(451,209)	26,321
Reclassification to retained earnings
Ending balance	9,372,839	8,286,023	8,565,790
Effect of changes in accounting policy [member]
Disclosure of reserves within equity [line items]
Beginning balance			(47,035)
Effect of hyperinflation [member]
Disclosure of reserves within equity [line items]
Beginning balance			5,442
Adjusted balance [member]
Disclosure of reserves within equity [line items]
Beginning balance			8,192,502
Remeasurements of defined benefit plans [member]
Disclosure of reserves within equity [line items]
Beginning balance
Adjustment during the year	239,801	(102,230)	(23,383)
Reclassification to retained earnings	(239,801)	102,230	23,383
Ending balance
Remeasurements of defined benefit plans [member] | Previously stated [member]
Disclosure of reserves within equity [line items]
Beginning balance
Remeasurements of defined benefit plans [member] | Effect of changes in accounting policy [member]
Disclosure of reserves within equity [line items]
Adjustment during the year
Remeasurements of defined benefit plans [member] | Effect of hyperinflation [member]
Disclosure of reserves within equity [line items]
Beginning balance
Remeasurements of defined benefit plans [member] | Adjusted balance [member]
Disclosure of reserves within equity [line items]
Beginning balance
Net changes in revaluation of financial assets measured at fair value through other comprehensive income [member]
Disclosure of reserves within equity [line items]
Beginning balance	24,876	49,228
Adjustment during the year	69,876	(24,559)	(26,696)
Reclassification to retained earnings	(6,182)	207	(29,273)
Ending balance	88,570	24,876	49,228
Net changes in revaluation of financial assets measured at fair value through other comprehensive income [member] | Previously stated [member]
Disclosure of reserves within equity [line items]
Beginning balance			105,405
Net changes in revaluation of financial assets measured at fair value through other comprehensive income [member] | Effect of changes in accounting policy [member]
Disclosure of reserves within equity [line items]
Beginning balance			(208)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income [member] | Effect of hyperinflation [member]
Disclosure of reserves within equity [line items]
Beginning balance
Net changes in revaluation of financial assets measured at fair value through other comprehensive income [member] | Adjusted balance [member]
Disclosure of reserves within equity [line items]
Beginning balance			105,197
Exchange differences on translating foreign operations [member]
Disclosure of reserves within equity [line items]
Beginning balance	(139,515)	165,155
Adjustment during the year	247,655	(304,670)	77,372
Reclassification to retained earnings
Ending balance	108,140	(139,515)	165,155
Exchange differences on translating foreign operations [member] | Previously stated [member]
Disclosure of reserves within equity [line items]
Beginning balance			72,887
Exchange differences on translating foreign operations [member] | Effect of changes in accounting policy [member]
Disclosure of reserves within equity [line items]
Adjustment during the year
Exchange differences on translating foreign operations [member] | Effect of hyperinflation [member]
Disclosure of reserves within equity [line items]
Beginning balance			14,896
Exchange differences on translating foreign operations [member] | Adjusted balance [member]
Disclosure of reserves within equity [line items]
Beginning balance			87,783
Other components of equity [member]
Disclosure of reserves within equity [line items]
Beginning balance	(114,639)	214,383	178,292
Adjustment during the year	557,332	(431,459)	27,293
Reclassification to retained earnings	(245,983)	102,437	(5,890)
Ending balance	¥ 196,710	¥ (114,639)	214,383
Other components of equity [member] | Previously stated [member]
Disclosure of reserves within equity [line items]
Beginning balance			178,292
Other components of equity [member] | Effect of changes in accounting policy [member]
Disclosure of reserves within equity [line items]
Beginning balance			(208)
Other components of equity [member] | Effect of hyperinflation [member]
Disclosure of reserves within equity [line items]
Beginning balance			14,896
Other components of equity [member] | Adjusted balance [member]
Disclosure of reserves within equity [line items]
Beginning balance			¥ 192,980